Income Taxes (FY)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
10. Income Taxes
At December 31, 2022, the Company had current income tax receivable of $58,000 included in other assets in the consolidated balance sheets. At December 31, 2021, the Company had current income tax payable of $34,000 included in other assets in the consolidated balance sheets.
The income tax expense (benefit) is comprised of the following (dollars in thousands):
	Year Ended December 31,
	2022	2021	2020
Current tax expense (benefit)	$(45)	$208	$6
Deferred tax expense (benefit)	(9,396)	—	—
Total income tax expense (benefit)	$(9,441)	$208	$6
The income tax expense (benefit) differed from the amounts computed by applying the statutory U.S. federal income tax rate of 21% in 2022, 2021 and 2020 to pretax income as a result of the following (dollars in thousands):
	Year Ended December 31,
	2022	2021	2020
Income (loss) before income taxes	$(20,490)	$(1,710)	$(238)
Statutory U.S. federal income tax rate	(4,303)	(359)	(50)
State income taxes, net of federal benefit	(5,984)	174	44
Tax-exempt investment income and dividend received deduction	(22)	(40)	(50)
Nondeductible meals and entertainment	79	33	23
Valuation allowance on deferred tax assets	3,715	676	(205)
Equity-earnings from Affiliate	195	170	88
Net gain from sale of agency assets	(2,848)	—	—
Utilization of state NOLs	(386)	—	—
PPP Loan forgiveness	—	(578)	—
Other	113	132	156
Income tax expense (benefit)	$(9,441)	$208	$6
Effective tax rate	46.1%	(12.2)%	(2.6)%
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (dollars in thousands):
	December 31,
	2022	2021
Deferred tax assets:
Discounted unpaid losses and loss adjustment expenses	$1,217	$1,555
Unearned premiums	2,324	2,561
Net operating loss carryforwards	12,152	12,544
Net unrealized losses on investments	3,687	418
State net operating loss carryforwards	5,097	822
Other	403	102
Gross deferred tax assets	24,880	18,002
Less valuation allowance	(21,663)	(14,594)
Total deferred tax assets, net of allowance	3,217	3,408
Deferred tax liabilities:
Investment basis difference	23	15
Tax rate change transition discounting	137	183
Equity investment in Affiliate	691	470
Net unrealized gains on investments	—	—
Deferred policy acquisition costs	2,161	2,576
Intangible assets	115	115
Property and equipment	41	47
Other	49	2
Total deferred tax liabilities	3,217	3,408
Net deferred tax liability	$—	$—
The net deferred tax liability is recorded in accounts payable and accrued expenses in the consolidated balance sheets.
As of December 31, 2022, the Company has NOL carryforwards for federal income tax purposes of $65.6 million, of which $50.4 million expire in tax years 2030 through 2042 and $15.2 million never expire. Of this amount, $7.6 million are limited in the amount that can be utilized in any one year and may expire before they are realized under Section 382 of the Internal Revenue Code. The Company has state net operating loss carryforwards of $107.2 million, which expire in tax years 2023 through 2042.
Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit the use of the existing deferred tax assets under the guidance of ASC 740. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2022. Such objective evidence limits the Company's ability to consider other subjective evidence, such as management's projections for future growth.
Based on its evaluation, the Company has recorded a valuation allowance of $21.7 million and $14.6 million at December 31, 2022 and 2021, respectively, to reduce the deferred tax assets to an amount that is more likely than not to be realized based on the provisions in ASC 740. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or if objective negative evidence in the form of cumulative losses is no longer present, and additional weight may be given to subjective evidence, such as the Company’s projections for growth.
The Company files consolidated federal income tax returns. For the years before 2019, the Company is no longer subject to U.S. federal examinations; however, the Internal Revenue Service has the ability to review years prior to 2019 to the extent the Company utilized tax attributes carried forward from those prior years. The statute of limitations on state filings is generally three to four years.